COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	¥ 579,650	¥ 421,024	¥ 335,037
Cost of revenues	110,492	87,733	83,118
Selling and marketing expenses	99,020	77,731	60,469
General and administrative expenses	82,615	66,993	47,252
Tax on foreign currency translation adjustments	0	0	0
Tax on unrealized holding gains on available-for-sale securities	107	726	266
Tax on reclassification adjustment for gains on available-for-sale securities realized in net income	107	726	266
Related parties
Revenues	43,678	4,543	4,131
Cost of revenues	11,082	9,504	11,844
Selling and marketing expenses	4,761	4,320	5,306
General and administrative expenses	¥ 9,383	¥ 10,524	¥ 9,158